Note 30 - Valuation Accounts - Schedule of Valuation Accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance	€ 14,553	€ 14,266	€ 19,450
Charges to costs and expenses	859	515	1,536
Deductions: write-off and others	(435)	(228)	(6,720)
Balance	14,977	14,553	14,266
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance	1,404	1,029	960
Charges to costs and expenses	94	365	69
Deductions: write-off and others	(9)	10
Balance	1,490	1,404	1,029
SEC Schedule, 12-09, Reserve, Inventory [Member]
Balance	974	723	803
Charges to costs and expenses	333	355	239
Deductions: write-off and others	(223)	(104)	(319)
Balance	1,085	974	723
SEC Schedule, 12-09, Reserve, Warranty [Member]
Balance	548	449	548
Charges to costs and expenses	131	433	316
Deductions: write-off and others	(308)	(334)	(415)
Balance	€ 370	€ 548	€ 449